Income Taxes - Schedule of Reconciliation Between Actual Income Tax Expense and Amount Computed by Applying Statutory Tax Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Mexican statutory tax rate value	30.00%	30.00%	30.00%
Income tax penalties in Spain (note 20.4)	0.00%	46.90%	0.00%
Difference between accounting and tax expenses, net	(9.20%)	0.40%	48.40%
Non-taxable sale of equity securities and fixed assets	(10.60%)	(1.30%)	4.60%
Difference between book and tax inflation	6.10%	9.10%	38.10%
Differences in the income tax rates in the countries where Cemex operates	2.50%	7.70%	(8.40%)
Changes in deferred tax assets	(10.10%)	(4.30%)	(80.70%)
Changes in provisions for uncertain tax positions	1.10%	0.10%	(6.80%)
Others	(3.00%)	2.40%	4.30%
Effective consolidated income tax expense rate	6.80%	91.00%	29.50%
Mexican statutory tax rate	$ 294	$ 397	$ 171
Income tax penalties in Spain (note 20.4)	0	620	0
Difference between accounting and tax expenses, net	(90)	6	276
Non-taxable sale of equity securities and fixed assets	(104)	(17)	26
Difference between book and tax inflation	60	120	217
Differences in the income tax rates in the countries where Cemex operates	24	103	(48)
Changes in deferred tax assets	(99)	(57)	(460)
Changes in provisions for uncertain tax positions	11	1	(39)
Others	(29)	31	25
Effective consolidated income tax expense rate	$ 67	$ 1,204	$ 168